Finance Income (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance income
Interest income - bank deposits	$ 9.3	$ 4.0
Net foreign exchange gain arising from financing - unrealized	7.9
Change in fair value of embedded options	2.9	6.6
Change in fair value of foreign exchange swaps	0.2
Other interest income	0.2
Change in fair value of interest rate caps		0.2
Total Finance income	$ 20.5	$ 10.8